LEASE - Lease liabilities (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Lease Liabilities
Present value of liabilities	R$ 5,893,194		R$ 5,191,760	R$ 3,984,070
Number of leased ships available for chartering from third parties	2
Period for lease ships to be available for chartering from third parties	10 months	10 months
Revenue from leased assets charted by third parties	R$ 40,253	$ 7,500
Lands and farms
Lease Liabilities
Average rate - % p.a.	11.89%
Present value of liabilities	R$ 2,971,738
Machines and equipment
Lease Liabilities
Average rate - % p.a.	11.05%
Present value of liabilities	R$ 182,297
Buildings
Lease Liabilities
Average rate - % p.a.	9.70%
Present value of liabilities	R$ 79,669
Ships and boats
Lease Liabilities
Average rate - % p.a.	11.39%
Present value of liabilities	R$ 2,656,935
Vehicles
Lease Liabilities
Average rate - % p.a.	10.04%
Present value of liabilities	R$ 2,555